Expense Example - AB GLOBAL RISK ALLOCATION FUND, INC.	Nov. 30, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 566
Expense Example, with Redemption, 3 Years	870
Expense Example, with Redemption, 5 Years	1,196
Expense Example, with Redemption, 10 Years	2,116
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	324	[1]
Expense Example, with Redemption, 3 Years	697
Expense Example, with Redemption, 5 Years	1,197
Expense Example, with Redemption, 10 Years	2,381
Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	387
Expense Example, with Redemption, 5 Years	673
Expense Example, with Redemption, 10 Years	1,486
Class I
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	121
Expense Example, with Redemption, 3 Years	384
Expense Example, with Redemption, 5 Years	667
Expense Example, with Redemption, 10 Years	$ 1,475

[1]	If you did not redeem your shares at the end of the period, your expenses would be decreased by approximately $100.